FINANCIAL INSTRUMENTS - Fair value of Debt Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Carrying value | Revolving credit facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Revolving credit facility	$ 648,000	$ 344,000
Carrying value | SMP Holdings | Revolving credit facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Revolving credit facility	0	115,000
Carrying value | Senior Notes | 5.5% Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	296,484	295,861
Carrying value | Senior Notes | 7.5% Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	295,817	294,909
Carrying value | Senior Notes | SMP Holdings | Senior Secured Term Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term loan	0	217,500
Estimated fair value (Level 2) | Revolving credit facility | Estimated fair value (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Revolving credit facility	648,000	344,000
Estimated fair value (Level 2) | SMP Holdings | Revolving credit facility | Estimated fair value (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Revolving credit facility	0	115,000
Estimated fair value (Level 2) | Senior Notes | 5.5% Senior Notes | Estimated fair value (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	294,500	224,000
Estimated fair value (Level 2) | Senior Notes | 7.5% Senior Notes | Estimated fair value (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	316,000	257,000
Estimated fair value (Level 2) | Senior Notes | SMP Holdings | Senior Secured Term Loan | Estimated fair value (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term loan	$ 0	$ 217,500